Commitments and Contingencies - Concentration of Credit Risk (Details) - Reinsurer Concentration Risk - Reinsurance Recoverable for Paid and Unpaid Claims and Claims Adjustments	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aon plc
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	13.00%	13.00%
Marsh & McLennan Companies Inc
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	20.00%	18.00%